Operating Segment Information - Schedule Of Operating Segments (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 680,477,636	$ 607,263,125	$ 580,006,276
Unallocated other income	125,538,171	111,867,468	22,090,268
Unallocated finance costs	(12,825,923)	(21,510,079)	(27,705,955)
Unallocated net changes in fair value on derivative financial liability		7,765,148
PROFIT BEFORE TAX	1,331,176,555	1,001,420,217	989,253,972
Depreciation	44,226	30,374	113,919
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,397,844,217	1,118,540,173	1,204,174,011
Gross profit	1,375,871,028	1,076,548,268	1,146,704,114
Unallocated amounts [member]
Disclosure of operating segments [line items]
Unallocated other income	125,538,171	111,867,468	22,088,780
Unallocated finance costs	(12,825,923)	(21,510,079)	(27,705,955)
Unallocated net changes in fair value on derivative financial liability		7,765,148
Corporate and other unallocated expenses	(157,406,721)	(173,250,588)	(151,832,967)
External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	680,477,636	607,263,125	580,006,276
Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	717,366,581	511,277,048	624,167,735
Investment Banking [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	597,097,663	376,324,880	455,955,912
Investment Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	597,097,663	376,324,880	455,955,912
Gross profit	580,773,498	339,933,098	413,354,182
Investment Banking [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	597,097,663	376,324,880	455,955,912
Asset Management [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	83,379,973	230,938,245	124,050,364
Asset Management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	83,379,973	230,938,245	124,050,364
Gross profit	77,730,949	225,338,122	109,182,198
Asset Management [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	83,379,973	230,938,245	124,050,364
Strategic Investment | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	717,366,581	511,277,048	624,167,735
Gross profit	717,366,581	511,277,048	624,167,734
Strategic Investment | Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	717,366,581	511,277,048	624,167,735
Other Segments [Member]
Disclosure of operating segments [line items]
Depreciation	$ 44,226	30,374	113,919
Capital expenditure		$ 110,734	$ 13,710